Financial information by segment (Tables)	9 Months Ended
Sep. 30, 2020
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)         The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2020 and 2019:

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2020	2019	2020	2019
North America	267,688	273,913	233,201	254,492
South America	112,019	105,760	89,749	87,757
EMEA	389,027	418,490	286,622	308,755
Total	768,734	798,163	609,572	651,004

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sector	2020	2019	2020	2019
Renewable energy	579,230	609,828	456,420	493,311
Efficient natural gas	80,118	92,891	72,412	81,668
Electric transmission lines	79,229	77,024	64,039	65,133
Water	30,157	18,420	16,701	10,892
Total	768,734	798,163	609,572	651,004

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2020	2019
Profit/(Loss) attributable to the Company	$61,209	60,832
(Loss)/Profit attributable to non-controlling interests	(3,042)	7,548
Income tax	25,079	46,979
Share of (profits)/losses of associates	2,248	(3,881)
Financial expense, net	221,911	304,637
Depreciation, amortization, and impairment charges	302,166	234,889
Total segment Adjusted EBITDA	$609,572	651,004

Assets and liabilities by geography
b)          The assets and liabilities by operating segments (and business sector) as of September 30, 2020 and December 31, 2019 are as follows:

Assets and liabilities by geography as of September 30, 2020:

	North America	South America	EMEA	Balance as of September 30, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,112,095	1,223,888	3,744,662	8,080,645
Investments carried under the equity method	79,959	-	39,787	116,746
Current financial investments	125,821	27,637	41,202	194,660
Cash and cash equivalents (project companies)	230,616	85,003	286,362	601,980
Subtotal allocated	3,545,491	1,336,528	4,112,013	8,994,031
Unallocated assets
Other non-current assets				214,843
Other current assets (including cash and cash equivalents at holding company level)				622,239
Subtotal unallocated				837,082
Total assets				9,831,113

	North America	South America	EMEA	Balance as of September 30, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,669,969	919,248	2,691,957	5,281,174
Grants and other liabilities	1,088,322	11,404	129,504	1,229,230
Subtotal allocated	2,758,291	930,652	2,821,461	6,510,404
Unallocated liabilities
Long-term and short-term corporate debt				959,681
Other non-current liabilities				601,113
Other current liabilities				117,868
Subtotal unallocated				1,678,662
Total liabilities				8,189,066
Equity unallocated				1,642,047
Total liabilities and equity unallocated				3,320,709
Total liabilities and equity				9,831,113

Assets and liabilities by geography as of December 31, 2019:

	North America	South America	EMEA	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,299,198	1,186,552	3,675,379	8,161,129
Investments carried under the equity method	90,847	-	49,078	139,925
Current financial investments	159,267	29,190	20,673	209,131
Cash and cash equivalents (project companies)	181,458	80,909	234,097	496,464
Subtotal allocated	3,730,771	1,296,652	3,979,227	9,006,649
Unallocated assets
Other non-current assets				239,553
Other current assets (including cash and cash equivalents at holding company level)				413,613
Subtotal unallocated				653,166
Total assets				9,659,815

	North America	South America	EMEA	Balance as of December 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,676,251	884,835	2,291,262	4,852,348
Grants and other liabilities	1,490,679	12,864	138,209	1,641,752
Subtotal allocated	3,166,930	897,699	2,429,471	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt				723,791
Other non-current liabilities				564,855
Other current liabilities				162,213
Subtotal unallocated				1,450,859
Total liabilities				7,944,959
Equity unallocated				1,714,856
Total liabilities and equity unallocated				3,165,715
Total liabilities and equity				9,659,815

Assets and liabilities by business sector
Assets and liabilities by business sector as of September 30, 2020:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	6,538,840	514,998	848,749	178,058	8,080,645
Investments carried under the equity method	63,302	16,379	-	37,065	116,746
Current financial investments	2,068	123,836	27,619	41,138	194,660
Cash and cash equivalents (project companies)	489,896	30,072	63,241	18,771	601,980
Subtotal allocated	7,094,106	685,285	939,609	275,032	8,994,031
Unallocated assets
Other non-current assets					214,843
Other current assets (including cash and cash equivalents at holding company level)					622,239
Subtotal unallocated					837,082
Total assets					9,831,113

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	4,007,975	510,587	642,519	120,093	5,281,174
Grants and other liabilities	1,221,684	82	6,108	1,356	1,229,230
Subtotal allocated	5,229,659	510,669	648,627	121,449	6,510,404
Unallocated liabilities
Long-term and short-term corporate debt					959,681
Other non-current liabilities					601,113
Other current liabilities					117,868
Subtotal unallocated					1,678,662
Total liabilities					8,189,066
Equity unallocated					1,642,047
Total liabilities and equity unallocated					3,320,709
Total liabilities and equity					9,831,113

Assets and liabilities by business sector as of December 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	6,644,024	559,069	872,757	85,280	8,161,129
Investments carried under the equity method	77,549	17,154	-	45,222	139,925
Current financial investments	13,798	148,723	28,237	18,373	209,131
Cash and cash equivalents (project companies)	421,198	11,850	53,868	9,548	496,464
Subtotal allocated	7,156,568	736,796	954,862	158,423	9,006,649
Unallocated assets
Other non-current assets					239,553
Other current assets (including cash and cash equivalents at holding company level)					413,613
Subtotal unallocated					653,166
Total assets					9,659,815

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,658,507	529,350	640,160	24,331	4,852,348
Grants and other liabilities	1,634,361	146	6,517	728	1,641,752
Subtotal allocated	5,292,868	529,495	646,677	25,059	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt					723,791
Other non-current liabilities					564,855
Other current liabilities					162,213
Subtotal unallocated					1,450,859
Total liabilities					7,944,959
Equity unallocated					1,714,856
Total liabilities and equity unallocated					3,165,715
Total liabilities and equity					9,659,815

Depreciation, amortization and impairment charges recognized
c)          The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2020 and 2019 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2020	2019
	($ in thousands)
North America	(162,803)	(88,647)
South America	(26,624)	(35,553)
EMEA	(112,739)	(110,689)
Total	(302,166)	(234,889)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2020	2019
	($ in thousands)
Renewable energy	(253,617)	(215,941)
Efficient natural gas	(23,616)	784
Electric transmission lines	(24,236)	(20,093)
Water	(697)	361
Total	(302,166)	(234,889)